Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Operating activities:
Profit (Loss) before income taxes	$ (53,540)	$ (37,480)		$ (37,192)	[1]
Non-cash adjustment to reconcile profit (loss) before tax to net cash used in operating activities:
Amortization and impairment of property, plant and equipment	3,752	4,126		3,060
Amortization and impairment of intangible assets	6,018	4,279		3,103
Share-based payment expense	2,985	1,797		1,812
Increase (Decrease) in provisions	112	(244)		431
Interest expense, net	14,474	9,593		5,376
Change in the fair value of convertible debt embedded derivative	13,129	0		0	[1]
Convertible debt amendments	(1,399)	0		265
Other financial expenses	0	0		400
Foreign exchange loss (gain)	2,752	(420)		(497)
Loss on disposal of property, plant and equipment	6	(22)		13
Bad debt expense	4	515		1,782
Working capital adjustments:
Decrease (Increase) in trade receivables and other receivables	(8,537)	6,546		4,003
Decrease (Increase) in inventories	439	1,579		(867)
Decrease (Increase) in research tax credit receivable	(718)	622		559
Decrease in trade payables and other liabilities	6,216	(705)		(3,899)
Increase (Decrease) in contract liabilities	(5,063)	14,984		(252)
Increase (Decrease) in government grant advances	270	288		(857)
Income tax paid	(286)	(365)		(78)
Net cash flow from (used in) operating activities	(19,386)	5,093		(22,838)
Investing activities:
Purchase of intangible assets and property, plant and equipment	(6,566)	(3,520)		(5,373)
Capitalized development expenditures	(7,209)	(5,626)		(3,835)
Sale (Purchase) of financial assets	(116)	(5)		24
Decrease (Increase) of short-term deposit	(10,900)	0		347
Interest received	29	50		71
Net cash flow used in investments activities	(24,762)	(9,101)		(8,766)
Financing activities:
Public equity offering proceeds, net of transaction costs paid	29,272	0		20,841
Proceeds from issue of warrants to a strategic partner, net of transaction costs paid	0	8,269		0
Proceeds from issue of warrants and exercise of stock options/warrants granted under share-based payment plans, net of transaction costs	32	0		30
Proceeds from (repayment of) interest-bearing receivables financing	9,914	(6,227)		2,882
Proceeds from interest-bearing research project financing	405	1,126		1,574
Proceeds from issue of bonds, notes and debentures	5,392	0		0
Proceeds from issuance of venture debt, net of transaction cost	0	0		13,595
Proceeds from convertible debt, net of transaction cost	2,050	7,967		4,388
Repayment of venture debt	(5,165)	(801)		0
Repayment of government loans	(241)	(447)		(589)
Repayment of convertible debt and accrued interest	0	0		(1,186)
Repayment of interest-bearing research project financing	(355)	(168)		0
Payment of lease liabilities	(1,221)	(1,299)		0
Interest paid	(2,464)	(2,401)		(791)
Net cash flows from financing activities	37,619	6,019		40,744
Net increase (decrease) in cash and cash equivalents	(6,529)	2,011		9,140
Net foreign exchange difference	5	1		(2)
Cash and cash equivalents at January 1	14,098	12,086	[2]	2,948
Cash and cash equivalents at period end	$ 7,574	$ 14,098		$ 12,086	[2]

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.